Issuance of ordinary shares (Details) In Thousands, except Share data, unless otherwise specified	0 Months Ended					0 Months Ended
	Apr. 25, 2014 USD ($)	Apr. 25, 2014 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Apr. 25, 2014 Ordinary shares USD ($)	Apr. 25, 2014 ADSs	Apr. 25, 2014 ADSs USD ($)
Class of Stock [Line Items]
Issuance of ordinary shares (in shares)						25,000,000
Number of ordinary shares issued for each American Depositary Share					1
Ordinary shares, Par value (in dollars per share)			$ 0.01	$ 0.01	$ 0.01
Issuance price of shares (in dollars per ADS)							$ 3.5
Net proceeds from issuance of ordinary shares	$ 84,369	517,272
Placement fees and offering expenses	$ 3,500	21,716